Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity
11.	Equity

(a)	The Company has only one class of common shares authorized, issued and outstanding.

(b)	Stock Options

In May 2001 (and amended in July 2004 and in November 2006), the Board of Directors approved a stock option plan which allows for the grant of 15,000 options to each non-employee director of the Company elected at each annual general meeting of shareholders, and might grant options to key employees, consultants or advisors of the Company or any of its subsidiaries to subscribe for its shares in accordance with the terms of this stock option plan based on past performance and/or expected contributions to the Company. The maximum number of shares to be issued pursuant to the exercise of options granted was 3,300,000 shares. The options granted under this plan generally have a term of two to three years, subject to the discretion of the Board of Directors, but cannot exceed ten years.

In February 2006, the Board of Directors approved another stock option plan, which was subsequently approved by the shareholders at the 2006 annual general meeting of shareholders, with the same terms and conditions. However, the maximum number of shares to be issued pursuant to exercise of options granted was 2,000,000 shares.

In April 2012, the Board of Directors approved the grant of stock options to employees of the Company. The number of stock options to be granted will range from 277,000 to 831,000, which is determined by achievement of a 6% to 10% return on total shareholders’ equity as at December 31, 2011 in the 9 month period from April 1, 2012 to December 31, 2012. 415,500 and 328,500 of share options were granted and immediately vested in January 2013 and June 2014 respectively. The share based compensation expenses of $502 and $156 were booked in 2013 and 2014 respectively.

In April 2013, 600,000 of share options were granted to a director and were immediately vested upon granting. The share based compensation expense of $921 was booked in 2013 accordingly.

In January 2015, the Board of Directors approved the extension of exercisable period of 159,000 stock options out of 831,000 stock options included in the stock option grant which had been approved in April 2012. The exercisable period of stock options was extended by two years from April 26, 2015 to April 24, 2017. The share based compensation expense of $170 was booked in 2015 accordingly.

In June 2015, 75,000 of share options were granted to directors and were immediately vested upon granting. The share based compensation expense of $141 was booked in 2015 accordingly.

In April, October, November and December 2015, 776,869 share options were granted to a director and employees of the Company. The share based compensation costs of $1,374 was booked in 2015 accordingly.

A summary of stock option activity during the three years ended December 31, 2015 is as follows:

	Number of options	Weighted average exercise price	Weighted average fair value per option
Outstanding and exercisable at January 1, 2013	1,623,000	$5.97	$1.29
Granted	60,000	$7.50	$1.88
Exercised	(469,000)	$5.54	$1.13
Expired	(30,000)	$4.45	$1.58

Outstanding and exercisable at December 31, 2013	1,184,000	$6.26	$1.62
Granted	60,000	$8.05	$2.55
Exercised	(15,000)	$5.92	$1.87
Expired	(53,500)	$5.93	$1.68

Outstanding and exercisable at December 31, 2014	1,175,500	$6.37	$1.66

Granted	851,869	$7.53	$1.78
Exercised	(600,000)	$6.66	$1.98
Expired	(296,500)	$5.60	$1.09

Outstanding and exercisable at December 31, 2015	1,130,869	$7.29	$1.68

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the fiscal period in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

Details of the options outstanding and exercisable at December 31, 2015 are as follows:

Number of options granted	Vesting period	Exercise price	Exercisable period	Weighted remaining contractual life in months
In 2012
159,000	vested in 2014	$5.63	June 1, 2014 to April 24, 2017*	15.8
In 2013
60,000	100% vested at date of grant	$7.50	May 31, 2013 to May 31, 2016	5.0
In 2014
60,000	100% vested at date of grant	$8.05	June 6, 2014 to June 5, 2017	17.2
In 2015
50,000	100% vested at date of grant	$3.97	April 14, 2015 to April 13, 2018	27.4
75,000	100% vested at date of grant	$5.33	June 5, 2015 to June 4, 2018	29.1
631,869	100% vested at date of grant	$8.00	October 30, 2015 to October 29, 2020	58.0
30,000	100% vested at date of grant	$8.00	November 2, 2015 to October 29, 2020	58.0
15,000	100% vested at date of grant	$8.00	December 1, 2015 to October 29, 2020	58.0
50,000	100% vested at date of grant	$8.00	December 17, 2015 to October 29, 2020	58.0

*	Exercisable period modified in 2015

There was approximately $201, $10 and nil, respectively, of unrecognized compensation expense related to non-vested stock options granted under the Company’s option plan at December 31, 2013, 2014 and 2015. The total amount of recognized compensation costs in 2013, 2014 and 2015 was $1,536, $309 and $1,685, respectively.

The above summarizes information about stock options outstanding at December 31, 2015. 1,130,869 stock options are exercisable as of December 31, 2015.

The total fair value of shares vested during fiscal years ended December 31, 2013, 2014 and 2015 was $1,765, $153 and $1,515, respectively.

The weighted average remaining contractual life of the stock options outstanding at December 31, 2013, 2014 and 2015 was approximately 22, 12 and 44 months, respectively. The weighted average fair value of options granted during 2013, 2014 and 2015 was $1.88, $2.55 and $1.78, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

Year ended December 31,	2013	2014	2015
Risk-free interest rate	0.52%	0.86%	0.85% to 1.73%
Expected life	3 years	3 years	3 years to 5 years
Expected volatility	52.36%	58.86%	49.50% to 55.94%
Expected dividend yield	5.87%	4.22%	1.35% to 2.02%

(c)	Share Buy-back

As of December 31, 2014, 2,669,413 common shares had been bought back from the open market at the prevailing market price under our stock repurchase program announced on May 7, 2014 and cancelled in November 28, 2014. The average repurchase price was $6.56 for share repurchase program in 2014.

As of December 31, 2015, 3,000,000 common shares had been bought back from the open market at a purchase price of $5.50 under our cash tender offer announced on April 28, 2015 and expiring on May 29, 2015 and 3,518,750 common shares had been bought back from the open market at a purchase price of $5.50 under our cash tender offer announced on August 3, 2015 and expiring on September 4, 2015.

The share repurchase program was conducted in accordance with Rule 10b-18 of the Securities and Exchange Act of 1934.